UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:  3/31/16_

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 96.1%
Aerospace & Defense 0.4%
[a] AVIC Helicopter Co. Ltd., A	China	445,739	$3,009,378
Auto Components 0.7%
[a] Fuyao Glass Industry Group Co. Ltd., A	China	1,963,200	4,532,803
Automobiles 6.8%
Brilliance China Automotive Holdings Ltd.	China	1,798,000	1,861,195
Chongqing Changan Automobile Co. Ltd., B	China	5,357,019	10,034,030
Dongfeng Motor Group Co. Ltd., H	China	16,656,000	20,762,699
Jiangling Motors Corp. Ltd., B	China	4,937,808	14,296,527
			46,954,451
Banks 8.1%
BOC Hong Kong (Holdings) Ltd.	Hong Kong	2,439,600	7,280,417
[a] China Construction Bank Corp., A	China	13,009,928	9,784,176
China Construction Bank Corp., H	China	29,398,272	18,797,067
[a] China Merchants Bank Co. Ltd., A	China	768,689	1,917,849
[a] Industrial & Commercial Bank of China Ltd., A	China	4,562,118	3,041,883
Industrial and Commercial Bank of China Ltd., H	China	17,811,155	9,987,757
[a] Ping An Bank Co. Ltd., A	China	2,968,096	4,896,967
			55,706,116
Beverages 2.4%
[a] Kweichow Moutai Co. Ltd., A	China	401,919	15,434,836
Yantai Changyu Pioneer Wine Co. Ltd., B	China	387,494	1,211,333
			16,646,169
Capital Markets 1.6%
[a] Changjiang Securities Co. Ltd., A	China	4,927,400	7,854,500
[a] CITIC Securities Co. Ltd., A	China	238,928	659,840
[a,b] Huatai Securities Co. Ltd., A	China	899,600	2,389,541
			10,903,881
Chemicals 0.3%
Green Seal Holding Ltd.	China	568,100	2,222,448
Communications Equipment 0.5%
[a] Guangzhou Haige Communication Group Inc. Co., A	China	1,558,700	3,125,134
Construction & Engineering 0.2%
[a] China Railway Construction Corp. Ltd., A	China	557,300	969,593
[a] China State Construction Engineering Corp. Ltd., A	China	211,099	186,254
[a] Shenzhen Tagen Group Co. Ltd., A	China	74,800	163,426
			1,319,273
Construction Materials 0.3%
Asia Cement China Holdings Corp.	China	9,652,629	1,941,140
Containers & Packaging 0.0%†
[a] ORG Packaging Co. Ltd., A	China	51,800	195,987
[a] Shantou Dongfeng Printing Co. Ltd., A	China	9,600	17,640
			213,627
Distributors 1.1%
Dah Chong Hong Holdings Ltd.	China	18,567,520	7,563,583
Diversified Telecommunication Services 0.3%
China Telecom Corp. Ltd., H	China	2,948,000	1,558,109
China Unicom (Hong Kong) Ltd.	China	170,752	225,399
[a] Dr. Peng Telecom & Media Group Co. Ltd., A	China	62,400	205,517
			1,989,025
Electric Utilities 3.1%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,177,000	21,300,354

	Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

Electrical Equipment 1.5%
[a] Jiangsu Linyang Energy Co. Ltd., A	China	779,452	4,270,125
[a] Luxshare Precision Industry Co. Ltd., A	China	1,263,423	5,730,365
			10,000,490
Electronic Equipment, Instruments & Components 0.9%
[a] China Aviation Optical-Electrical Technology Co. Ltd., A	China	1,117,167	6,193,010
[a] Shenzhen Everwin Precision Technology Co. Ltd., A	China	1,400	6,328
			6,199,338
Food & Staples Retailing 6.9%
[c] Beijing Jingkelong Co. Ltd., H	China	11,416,429	2,384,141
Dairy Farm International Holdings Ltd.	Hong Kong	7,408,878	44,749,623
			47,133,764
Food Products 2.9%
Uni-President China Holdings Ltd.	China	21,735,000	17,315,488
Uni-President Enterprises Corp.	Taiwan	1,386,831	2,432,810
			19,748,298
Gas Utilities 0.7%
ENN Energy Holdings Ltd.	China	904,700	4,991,545
Hotels, Restaurants & Leisure 1.5%
[a] China International Travel Service Corp. Ltd., A	China	253,250	1,792,660
[a] Shenzhen Overseas Chinese Town Holdings Co., A	China	2,160,934	2,348,914
[a] Songcheng Performance Development Co. Ltd., A	China	1,292,813	5,865,670
			10,007,244
Household Durables 0.8%
[a,d] Gree Electric Appliances Inc., A	China	473,776	1,477,757
[a] Hang Zhou Great Star Industrial Co. Ltd., A	China	387,287	1,015,510
[a] Qingdao Haier Co. Ltd., A	China	2,463,316	3,239,094
			5,732,361
Independent Power & Renewable Electricity Producers 0.1%
Huaneng Renewables Corp. Ltd., H	China	1,100,000	340,322
[a] Sichuan Chuantou Energy Co. Ltd., A	China	102,400	135,761
			476,083
Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	Hong Kong	366,000	4,741,697
Hopewell Holdings Ltd.	Hong Kong	2,196,000	7,091,313
			11,833,010
Insurance 3.1%
AIA Group Ltd.	Hong Kong	2,437,180	13,808,074
[a] Ping An Insurance (Group) Co. of China Ltd., A	China	1,489,650	7,350,079
			21,158,153
Internet & Catalog Retail 0.2%
[b] JD.com Inc., ADR	China	62,655	1,660,357
Internet Software & Services 8.3%
[b] Alibaba Group Holding Ltd., ADR	China	103,410	8,172,492
[b] Baidu Inc., ADR	China	45,000	8,589,600
Tencent Holdings Ltd.	China	1,918,600	39,201,287
[a] Wangsu Science & Technology Co. Ltd., A	China	104,100	942,856
			56,906,235
IT Services 2.0%
[a,b,d] DHC Software Co. Ltd., A	China	217,200	674,948
TravelSky Technology Ltd., H	China	8,100,559	13,303,657
			13,978,605
Leisure Products 0.2%
[a] Alpha Group, A	China	40,000	252,504

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

Merida Industry Co. Ltd.	Taiwan	303,000	1,340,583
			1,593,087
Machinery 2.0%
[a] Han's Laser Technology Co. Ltd., A	China	272,000	938,440
[a,b] Shenwu Environmental Technology Co. Ltd., A	China	65,400	468,114
[a] Zhengzhou Yutong Bus Co. Ltd., A	China	4,044,873	12,161,589
			13,568,143
Marine 1.1%
China Shipping Development Co. Ltd., H	China	9,492,000	6,252,666
Sinotrans Shipping Ltd.	China	6,686,000	1,120,460
			7,373,126
Media 1.8%
[a] Beijing Enlight Media Co. Ltd., A	China	1,011,700	3,616,016
[a] China South Publishing & Media Group Co. Ltd., A	China	2,314,227	6,807,394
Poly Culture Group Corp. Ltd., H	China	865,300	2,032,365
			12,455,775
Multiline Retail 0.1%
[a] Wuhan Department Store Group Co. Ltd., A	China	324,300	870,466
Oil, Gas & Consumable Fuels 8.7%
China Petroleum and Chemical Corp., H	China	62,467,000	41,068,368
CNOOC Ltd.	China	6,517,400	7,704,249
PetroChina Co. Ltd., H	China	16,985,500	11,298,340
			60,070,957
Paper & Forest Products 2.8%
Nine Dragons Paper Holdings Ltd.	China	25,633,901	19,298,083
Pharmaceuticals 3.3%
[a] Jiangsu Hengrui Medicine Co. Ltd., A	China	2,112,238	15,495,423
[a] Jiangzhong Pharmaceutical Co. Ltd., A	China	922,365	3,864,522
Tong Ren Tang Technologies Co. Ltd., H	China	1,904,300	3,058,722
			22,418,667
Real Estate Management & Development 0.4%
Cheung Kong Property Holdings Ltd.	Hong Kong	427,000	2,746,724
Semiconductors & Semiconductor Equipment 9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	12,520,136	62,973,858
Software 0.7%
[a,d] Aisino Corp., A	China	515,505	4,163,930
[a] Beijing Thunisoft Corp. Ltd., A	China	283,619	936,748
			5,100,678
Specialty Retail 0.1%
Luk Fook Holdings (International) Ltd.	Hong Kong	176,800	401,582
Textiles, Apparel & Luxury Goods 2.6%
Anta Sports Products Ltd.	China	8,215,600	18,173,693
Transportation Infrastructure 3.6%
COSCO Pacific Ltd.	China	8,408,274	11,055,888
[a] Shanghai International Airport Co. Ltd., A	China	2,955,700	13,799,989
			24,855,877
Wireless Telecommunication Services 3.1%
China Mobile Ltd.	China	1,930,000	21,496,001

Total Common Stocks (Cost $399,534,403)			660,649,582
Short Term Investments (Cost $3,817,779) 0.5%
Money Market Funds 0.5%
[b,e] Institutional Fiduciary Trust Money Market Portfolio	United States	3,817,779	3,817,779

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)
Total Investments (Cost $403,352,182) 96.6%	664,467,361
Other Assets, less Liabilities 3.4%	23,250,513
Net Assets 100.0%	$687,717,874

† Rounds to less than 0.1% of net assets.
[a] The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 7.
[b] Non-income producing.
[c] See Note 5 regarding holdings of 5% voting securities.
[d] Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate value of these securities was $6,316,635 representing 0.92% of net assets.
[e] See Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Templeton Dragon Fund, Inc.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$414,405,411

Unrealized appreciation	$333,086,489
Unrealized depreciation	(83,024,539)
Net unrealized appreciation (depreciation)	$250,061,950

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors (QFII) license. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended March 31, 2016, were as shown below.

Number of
	Shares			Number of Shares	Value at
	Held at Beginning Gross		Gross	Held at End of	End of Investment Realized
Name of Issuer	of Period Additions Reductions			Period	Period	Income Gain (Loss)
Non-Controlled Affiliates

Beijing Jingkelong Co. Ltd., H (Value is 0.35%
of Net Assets)	11,416,429	-	-	11,416,429	$2,384,141	$ - $	-

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to January 1, 2014 the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Shares		Shares	Value at			Shares Outstanding
Held at Beginning Gross		Gross	Held at End of	End of Investment Realized			Held at End of
	of Period Additions	Reductions	Period	Period	Income Gain (Loss)		Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfoli	2,133,867 9,472,156	(7,788,244)	3,817,779	$3,817,779	$ - $	-	0.02%

7. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A shares consistent with the investment objective of the Fund. At March 31, 2016, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2016, the net assets of the China Fund were $184,945,931, representing 26.89% of the Fund’s consolidated net assets.

The China Fund invests in certain A-shares available to local Chinese investors and QFII. QFIIs are granted a maximum investment quota by China’s State Administration of Foreign Exchange (SAFE) for investing in the Chinese securities market (QFII Quota). The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund and one other participating Franklin Templeton Investments sponsored investment company. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Household Durables	$4,254,604	$-	$1,477,757	$5,732,361
IT Services	13,303,657	-	674,948	13,978,605
Softw are	936,748	-	4,163,930	5,100,678
All Other Equity Investments[b]	635,837,938	-	-	635,837,938
Short Term Investments	3,817,779	-	-	3,817,779
Total Investments in Securities	$658,150,726	$-	$6,316,635	$664,467,361

aIncludes common stocks.

bFor detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended March 31, 2016, is as follows:

									Unrealized
									Appreciation
	Balance at						Net Unrealized		(Depreciation) on
	Beginning of	Purchases	Transfers	Transfers Out	Cost Basis	Net Realized	Appreciation	Balance at	Assets Held at Period
	Period	(Sales)	Into Level 3[a]	of Level 3[b]	Adjustments	Gain (Loss)	(Depreciation) End of Period		End
Assets
Investments in Securities:
Equity Investments:
Household Durables	$5,218,096	$ -	$1,262,555	$(4,164,879)	$-	$-	$(838,015)	$1,477,757	$215,202
IT Services	-	-	731,137	-	-	-	(56,189)	674,948	(56,189)
Softw are	4,953,007	-	-	-	-	-	(789,077)	4,163,930	(789,077)
Total Investments in Securities	$10,171,103	$ -	$1,993,692	$(4,164,879)	$-	$-	$(1,683,281)	$6,316,635	$(630,064)

aThe investments w ere transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significantobservable valuation inputs.

bThe investment w as transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2016, are as follows:

					Impact to Fair
	Fair Value at			Amount/	Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Range	Increases[a]
Assets:
Investments in Securities
Equity Investments:
Household Durables	$1,477,757	Market Approach	Last Traded Price	19.22	Increase
			Market Index Adjustment	3.36%	Increase
			Beta Adjustment	1.39	Increase/Decrease [b]
IT Services	674,948	Market Approach	Last Traded Price	25.11	Increase
			Market Index Adjustment	-19.21%	Increase
			Beta Adjustment	1.05	Increase/Decrease [b]
Softw are	4,163,930	Market Approach	Last Traded Price	55.91	Increase
			Market Index Adjustment	-5.83%	Increase
			Beta Adjustment	1.17	Increase/Decrease [b]
Total	$6,316,635

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Generally, there are direct relationships betw een the Beta Adjustment and the Market Index Adjustment.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 26, 2016